Provisions - Summary of Changes in Group's Provisions (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Financial Results [line items]
Net exchange and translation differences	$ 16,025	$ 15,287	$ 25,625
Reclassifications and other movements	(3,203)		(2,373)
Non current [member]
Disclosure of Financial Results [line items]
Provisions beginning balance	47,358	39,623	26,564
Increases charged to expenses	6,823	5,661	4,765
Decreases charged to income	(1,568)	(169)	(748)
Amounts incurred due to payments/utilization	(25)	(39)
Net exchange and translation differences	8,357	7,651	13,058
Deconsolidation of subsidiaries		(4,436)
Reclassifications and other movements	(6,211)	(933)	(4,016)
Provisions ending balance	54,734	47,358	39,623
Non current [member] | Provision for Pending Lawsuits and Contingencies [member]
Disclosure of Financial Results [line items]
Provisions beginning balance	9,205	10,375	7,014
Increases charged to expenses	2,394	1,579	2,062
Decreases charged to income	(1,570)	(158)	(434)
Amounts incurred due to payments/utilization	(25)	9
Net exchange and translation differences	1,483	1,221	2,383
Deconsolidation of subsidiaries		(2,213)
Reclassifications and other movements	180	(1,608)	(650)
Provisions ending balance	11,667	9,205	10,375
Non current [member] | Provision for environmental liabilities [member]
Disclosure of Financial Results [line items]
Provisions beginning balance	530	1,620	1,269
Increases charged to expenses	1,483	962	986
Decreases charged to income	(6)
Net exchange and translation differences		159	464
Deconsolidation of subsidiaries		(1,351)
Reclassifications and other movements	(811)	(860)	(1,099)
Provisions ending balance	1,196	530	1,620
Non current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of Financial Results [line items]
Provisions beginning balance	37,623	27,380	18,087
Increases charged to expenses	2,946	3,023	1,694
Decreases charged to income	8	(10)	(314)
Amounts incurred due to payments/utilization		(48)
Net exchange and translation differences	6,874	6,245	10,109
Deconsolidation of subsidiaries		(515)
Reclassifications and other movements	(5,580)	1,548	(2,196)
Provisions ending balance	41,871	37,623	27,380
Non current [member] | Provision for pending lawsuits and contingencies [member]
Disclosure of Financial Results [line items]
Provisions beginning balance		248	194
Increases charged to expenses		97	23
Decreases charged to income		(1)
Net exchange and translation differences		26	102
Deconsolidation of subsidiaries		(357)
Reclassifications and other movements		(13)	(71)
Provisions ending balance			248
Current [member]
Disclosure of Financial Results [line items]
Provisions beginning balance	1,994	2,009	2,399
Increases charged to expenses	83	367	95
Decreases charged to income	(408)	(335)	(154)
Amounts incurred due to payments/utilization	(1,363)	(1,705)	(1,758)
Net exchange and translation differences	196	156	372
Increase from JO interest acquisition			(504)
Deconsolidation of subsidiaries		(652)
Reclassifications and other movements	1,940	2,154	1,559
Provisions ending balance	2,442	1,994	2,009
Current [member] | Provision for Pending Lawsuits and Contingencies [member]
Disclosure of Financial Results [line items]
Provisions beginning balance	569	149	851
Increases charged to expenses	83	335	95
Decreases charged to income	(410)	(258)	(141)
Amounts incurred due to payments/utilization	(187)	(239)	(374)
Net exchange and translation differences	75	7	10
Deconsolidation of subsidiaries		(11)
Reclassifications and other movements	558	586	(292)
Provisions ending balance	688	569	149
Current [member] | Provision for environmental liabilities [member]
Disclosure of Financial Results [line items]
Provisions beginning balance	868	1,400	1,145
Increases charged to expenses		32
Amounts incurred due to payments/utilization	(661)	(869)	(1,030)
Net exchange and translation differences		52	186
Deconsolidation of subsidiaries		(607)
Reclassifications and other movements	811	860	1,099
Provisions ending balance	1,018	868	1,400
Current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of Financial Results [line items]
Provisions beginning balance	557	429	376
Decreases charged to income	2	(77)
Amounts incurred due to payments/utilization	(515)	(584)	(283)
Net exchange and translation differences	121	94	159
Increase from JO interest acquisition			(504)
Reclassifications and other movements	571	695	681
Provisions ending balance	$ 736	557	429
Current [member] | Provision for pending lawsuits and contingencies [member]
Disclosure of Financial Results [line items]
Provisions beginning balance		31	27
Decreases charged to income			(13)
Amounts incurred due to payments/utilization		(13)	(71)
Net exchange and translation differences		3	17
Deconsolidation of subsidiaries		(34)
Reclassifications and other movements		$ 13	71
Provisions ending balance			$ 31